Other liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities [Abstract]
Other Liabilities
25. Other liabilities

	December 31, 2020	December 31, 2019
Cash dividends payable (see note 26)	14,500,000	—
Miscellaneous creditors	8,824,128	7,018,393
Other collections and withholdings	5,163,932	4,186,674
Short term personnel benefits	5,044,814	5,708,980
Advance collections	4,958,065	3,548,845
Other taxes payable	1,348,935	1,659,555
Contract liabilities	400,421	522,449
Long term personnel benefits	393,701	417,251
Social security payable	99,339	83,638
Others	89,881	106,712

TOTAL	40,823,216	23,252,497